Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Borrowings

	December 31, 2017	December 31, 2016
	RMB	RMB
Short-term borrowings excluding current portion of long-term borrowings	93,881	71,969
Current portion of long-term borrowings	81,536	71,415

	175,417	143,384
Long-term borrowings	289,858	372,887

	465,275	516,271

Borrowings by Interest Rate

The Group’s borrowings include secured liabilities totaling RMB 2,829 at December 31, 2017 (December 31, 2016: RMB 251).

	December 31, 2017	December 31, 2016
	RMB	RMB
Total borrowings:
— interest free	130	145
— at fixed rates	253,369	282,822
— at floating rates	211,776	233,304

	465,275	516,271

Weighted average effective interest rates:
— bank loans	2.42%	1.86%
— corporate debentures	3.62%	3.81%
— medium-term notes	3.81%	3.86%
— other loans	3.87%	3.77%

Borrowings by Major Currency

The borrowings by major currency at December 31, 2017 and December 31, 2016 are as follows:

	December 31, 2017	December 31, 2016
	RMB	RMB
RMB	332,383	372,111
US Dollar	124,312	136,829
Other currency	8,580	7,331

	465,275	516,271

Borrowings' Remaining Contractual Maturities

The following table sets out the borrowings’ remaining contractual maturities at the date of the statement of financial position, which are based on contractual undiscounted cash flows including principal and interest, and the earliest contractual maturity date:

	December 31, 2017	December 31, 2016
	RMB	RMB
Within 1 year	189,050	160,572
Between 1 and 2 years	69,159	102,096
Between 2 and 5 years	191,879	209,653
After 5 years	70,179	106,879

	520,267	579,200

Summary of Reconcilation of Movements of Borrowings to Cash Flows Arising from Financing Activities

Reconciliation of movements of borrowings to cash flows arising from financing activities:

Borrowings
RMB
At 1 January 2017	516,271
Changes from financing cash flows:
Increase in borrowings	730,252
Repayments of borrowings	(773,940)
Other borrowing costs paid	(173)

Total changes from financing cash flows	(43,861)

Exchange adjustments	(7,135)

At 31 December 2017	465,275